Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans
Stock-Based Compensation Plans
We have three stock-based compensation plans, which are described below. Amounts recognized in the consolidated financial statements with respect to these plans are as follows:

	Year Ended December 31,
	2013	2012	2011
Total cost of share-based payment plans	$11,912	$7,811	$5,908
Amounts capitalized as inventory	(467)	(689)	(725)
Amortization of capitalized amounts	513	717	747
Charged against income before income taxes	11,958	7,839	5,930
Amount of related income tax benefit recognized in income	(3,945)	(2,940)	(2,094)
Impact to net loss from continuing operations	$8,013	$4,899	$3,836
Impact to net income from discontinued operations	2,320	2,308	2,326
Impact to net (loss) income	$10,333	$7,207	$6,162
Impact to basic earnings per share, continuing operations	$0.18	$0.13	$0.10
Impact to basic earnings per share	$0.23	$0.19	$0.16
Impact to diluted earnings per share, continuing operations	$0.18	$0.13	$0.10
Impact to diluted earnings per share	$0.23	$0.18	$0.16

During 2013, in connection with the BioMimetic acquisition, we recognized $2.2 million of stock-based compensation expense related to the incremental fair value of replacement awards attributed to precombination service.
As of December 31, 2013, we had $17.4 million of total unrecognized compensation cost related to unvested stock-based compensation arrangements granted to employees retained following the sale of the OrthoRecon business. This cost is expected to be recognized over a weighted-average period of 2.7  years.
Equity Incentive Plans
On December 7, 1999, we adopted the 1999 Equity Incentive Plan, which was subsequently amended and restated on July 6, 2001, May 13, 2003, May 13, 2004, May 12, 2005 and May 14, 2008 and amended on October 23, 2008. The 1999 Equity Incentive Plan expired December 7, 2009. The 2009 Equity Incentive Plan (the Plan) was adopted on May 13, 2009, which was subsequently amended and restated on May 13, 2010 and May 14, 2013. The Plan authorizes us to grant stock options and other stock-based awards, such as non-vested shares of common stock, with respect to up to 15,417,051 shares of common stock, of which full value awards (such as non-vested shares) are limited to 3,754,555 shares. Under the Plan, stock based compensation awards generally are exercisable in increments of 25% annually on each of the first through fourth anniversaries of the date of grant. All of the options issued under the plan expire after 10 years. These awards are recognized on a straight-line basis over the requisite service period, which is generally 4 years. As of December 31, 2013, there were 3,596,125 shares available for future issuance under the Plan, of which full value awards are limited to 1,798,062 shares.
Stock options
We estimate the fair value of stock options using the Black-Scholes valuation model. The Black-Scholes option-pricing model requires the input of estimates, including the expected life of stock options, expected stock price volatility, the risk-free interest rate and the expected dividend yield. The expected life of options is estimated based on historical option exercise and employee termination data. The expected stock price volatility assumption was estimated based upon historical volatility of our common stock. The risk-free interest rate was determined using U.S. Treasury rates where the term is consistent with the expected life of the stock options. Expected dividend yield is not considered as we have never paid dividends and have no plans of doing so in the future. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre-vesting forfeitures and record stock-based compensation expense only for those awards that are expected to vest. The fair value of stock options is amortized on a straight-line basis over the respective requisite service period, which is generally the vesting period.
The weighted-average grant date fair value of stock options granted to employees in 2013, 2012, and 2011 was $8.60 per share, $7.89 per share, and $6.01 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model using the following assumptions:

	Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.1% - 1.4%	0.5% - 1.0%	1.0% - 2.0%
Expected option life	6 years	6 years	6 years
Expected price volatility	36%	40%	39%

A summary of our stock option activity during 2013 for employees retained following the sale of the OrthoRecon business is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2012	2,120	$22.71
Granted	1,033	24.38
BioMimetic options assumed	752	19.25
Exercised	(211)	20.17
Forfeited or expired	(325)	25.30
Outstanding at December 31, 2013	3,369	$22.36	6.4	$28,171
Exercisable at December 31, 2013	1,772	$21.89	4.2	$15,657
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The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

The total intrinsic value of options exercised during 2013, 2012, and 2011 was $1.4 million, $0.2 million, and $0.1 million, respectively.
A summary of our stock options outstanding and exercisable at December 31, 2013, for employees retained following the sale of the OrthoRecon business is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$2.00 — $16.00	371	5.8	$12.35	276	$11.53
$16.01 — $24.00	1,478	6.5	21.06	802	20.64
$24.01 — $35.87	1,520	6.4	26.07	694	27.47
	3,369	6.4	$22.36	1,772	$21.89

Inducement Stock Options.
During 2011, we granted 610,000 stock options under an inducement stock option agreement with an exercise price of $16.03 to induce Robert J. Palmisano to commence employment with us as our Chief Executive Officer. These options vest over a three-year service period. We also granted 30,000 stock options with an exercise price of $18.33 to Julie Tracy, Senior Vice President, Chief Communications Officer, and 65,000 stock options with an exercise price of $16.23 to James Lightman, Senior Vice President, General Counsel, and Secretary, under inducement stock option agreements. During 2012, we granted 50,000 stock options with an exercise price of $17.35 to induce Daniel Garen to commence employment with us as our Senior Vice President and Chief Compliance Officer, and 184,500 stock options with an exercise price of $21.24 to Pascal E. R. Girin, Executive Vice President and Chief Operating Officer. These options have substantially the same terms as grants made under the Plan.
A summary of our inducement grant stock option activity during 2013 is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2012	940	$17.21
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2013	940	$17.21	8.0	$12,683
Exercisable at December 31, 2013	513	$16.61	7.8	$7,230
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The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

A summary of our stock options outstanding and exercisable at December 31, 2013, is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$2.00 — $16.00	371	5.8	$12.35	276	$11.53
$16.01 — $24.00	2,418	7.0	19.56	1,315	19.07
$24.01 — $35.87	1,520	6.4	26.07	694	27.47
	4,309	6.7	$21.24	2,285	$20.71

Non-vested shares and stock settled phantom stock units and restricted stock units
We calculate the grant date fair value of non-vested shares of common stock, stock settled phantom stock units and restricted stock units using the closing sale prices on the trading day immediately prior to the grant date. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We use historical data to estimate pre-vesting forfeitures and record stock-based compensation expense only for those awards that are expected to vest.
Under the Plan, we granted 223,000, 216,000, and 345,000 non-vested shares of common stock, stock settled phantom stock units and restricted stock units to employees with weighted-average grant-date fair values of $24.66 per share, $21.22 per share, and $15.56 per share during 2013, 2012, and 2011, respectively. The fair value of these shares will be recognized on a straight-line basis over the respective requisite service period, which is generally the vesting period.
During 2013 and 2012, we granted a negligible amount of non-vested shares to non-employees. During 2011, we granted certain independent distributors and other non-employees non-vested shares of common stock of 28,000 shares at a weighted-average grant date fair values $15.27 per share.
A summary of our non-vested shares of common stock activity during 2013 is as follows:

	Shares (000’s)	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value* ($000’s)
Non-vested at December 31, 2012	486	$18.44
Granted	223	24.66
Vested	(212)	18.10
Forfeited	(41)	17.98
Non-vested at December 31, 2013	456	$21.69	$14,004
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The aggregate intrinsic value is calculated as the market value of our common stock as of December 31, 2013. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

The total fair value of shares vested during 2013, 2012 and 2011 was $6.5 million, $5.6 million and $4.7 million, respectively.
Stock compensation held by employees to be transferred upon sale of OrthoRecon business
During 2013, as part of the definitive agreement to sell our OrthoRecon business to MicroPort, we agreed to modify stock compensation awards held by employees assigned to MicroPort to accelerate vesting for unvested stock compensation awards, as an incentive to induce each employee to accept and continue employment with MicroPort, contingent upon the closing of the sale. On January 12, 2014, all unvested stock compensation awards held by these former 65 employees was vested, which was comprised of approximately 500,000 options with a weighted-average exercise price of $22.50, and 266,000 non-vested shares.
The incremental cost associated with the modified stock compensation totaled $8.8 million, and will be recognized as a reduction to our gain realized upon the sale of the OrthoRecon business in the first quarter of 2014.
The table below summarizes the outstanding stock options held by employees transferred to MicroPort, as of December 31, 2013.

	Options Outstanding
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Aggregate Intrinsic Value* ($000’s)
$15.47 — $20.00	177	0.75	$16.46
$20.01 — $30.00	857	0.75	23.77
$30.01 — $35.87	112	0.24	31.12
	1,146	0.70	$23.20	$8,526

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*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

Employee Stock Purchase Plan.
On May 30, 2002, our shareholders approved and adopted the 2002 Employee Stock Purchase Plan, which was subsequently amended and restated in 2013 (the ESPP). The ESPP authorizes us to issue up to 400,000 shares of common stock to our employees who work at least 20 hours per week. Under the ESPP, there are two six-month plan periods during each calendar year, one beginning January 1 and ending on June 30, and the other beginning July 1 and ending on December 31. Under the terms of the ESPP, employees can choose each plan period to have up to 5% of their annual base earnings, limited to $5,000, withheld to purchase our common stock. The purchase price of the stock is 85% of the lower of its beginning-of-period or end-of-period market price. Under the ESPP, we sold to employees approximately 23,000, 25,000, and 26,000 shares in 2013, 2012, and 2011, respectively, with weighted-average fair values of $6.81, $5.93, and $4.92 per share, respectively. As of December 31, 2013, there were 194,566 shares available for future issuance under the ESPP. During 2013, 2012, and 2011, we recorded nominal amounts of non-cash, stock-based compensation expense related to the ESPP.
In applying the Black-Scholes methodology to the purchase rights granted under the ESPP, we used the following assumptions:

	Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.1% - 0.4%	0.1% - 0.2%	0.3% - 0.4%
Expected option life	6 months	6 months	6 months
Expected price volatility	36%	40%	39%